Schedule of Investments
(unaudited)
July 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Treasury ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
6.63% , 02/15/27 .................. USD 2,316 $ 2,349,857
6.38% , 08/15/27 .................. 3,331 3,403,466
6.13% , 11/15/27 .................. 7,172 7,341,699
U.S. Treasury Notes
4.00% , 01/15/27
(a)
................. 45,962 45,975,863
1.50% , 01/31/27 .................. 67,418 66,606,296
4.13% , 01/31/27 - 11/15/27 ........... 295,228 295,181,737
2.25% , 02/15/27 - 11/15/27 ........... 119,778 117,642,809
1.13% , 02/28/27 .................. 12,638 12,431,140
1.88% , 02/28/27 .................. 44,436 43,897,393
4.25% , 03/15/27 .................. 48,749 48,819,823
0.63% , 03/31/27 - 11/30/27 ........... 63,996 61,551,746
2.50% , 03/31/27 .................. 45,469 45,018,736
3.88% , 03/31/27 - 11/30/27 ........... 272,203 271,464,842
4.50% , 04/15/27 - 05/15/27 ........... 101,607 101,900,932
0.50% , 04/30/27 - 10/31/27 ........... 168,407 162,527,506
2.75% , 04/30/27 - 07/31/27 ........... 83,454 82,478,620
3.75% , 04/30/27 - 08/15/27 ........... 175,543 174,948,446
2.38% , 05/15/27 .................. 49,603 48,936,018
2.63% , 05/31/27 .................. 38,083 37,621,592
4.63% , 06/15/27 .................. 53,498 53,721,291
3.25% , 06/30/27 .................. 41,195 40,870,807
4.38% , 07/15/27 .................. 52,872 52,981,361
0.38% , 07/31/27 - 09/30/27 ........... 82,864 79,566,201
3.13% , 08/31/27 .................. 40,367 39,918,684
3.63% , 08/31/27 .................. 60,927 60,569,707
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.38% , 09/15/27 - 11/30/27 ........... USD 115,169 $ 114,025,802
3.50% , 09/30/27 - 10/31/27 ........... 125,325 124,294,758
4.00% , 12/15/27 .................. 53,476 53,315,553
Total Long-Term Investments — 98 .8%
(Cost: $ 2,253,186,716 ) ............................ 2,249,362,685
Shares
Shares
Short-Term Securities
Money Market Funds — 2.3%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65%
(b) (c) (d)
................ 53,312,776 53,312,776
Total Short-Term Securities — 2 .3%
(Cost: $ 53,312,776 ) ............................... 53,312,776
Total Investments — 101 .1%
(Cost: $ 2,306,499,492 ) ............................ 2,302,675,461
Liabilities in Excess of Other Assets — (1.1) % ............. (25,978,625)
Net Assets — 100.0% ...............................
$ 2,276,696,836
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(d)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 6,460,523 $ 46,852,253
(a)
$ — $ — $ — $ 53,312,776 53,312,776 $ 138,756
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2027 Term Treasury ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 2,249,362,685 $ — $ 2,249,362,685
Short-Term Securities
Money Market Funds ...................................... 53,312,776 — — 53,312,776
$ 53,312,776 $ 2,249,362,685 $ — $ 2,302,675,461
Currency Abbreviation
USD United States Dollar